Other Receivables and Other Payables - Schedule of Prepayments, Deposits & Other Receivables (Details)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Prepayments, deposits & other receivables
Rental deposit	RM 101,680	$ 24,154	RM 6,312
Utility deposit	15,060	3,578	5,700
Other deposits	25,990	6,174	1,820
Other receivables			2,089,986
Other prepayments	628,678	149,344
Deferred offering costs			763,342
Other receivables	RM 771,408	$ 183,250	RM 2,867,160